Schedule of Detailed Information About Property Plant And Equipment (Details) - AUD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, (Restated)	$ 14,617,513	$ 10,542,592	$ 7,902,448
Additions	1,307,748	4,477,435	3,115,991
Reclassification
Depreciation expense	(263,520)	(402,514)	(475,847)
Balance at the end of the year	15,661,741	14,617,513	10,542,592
Land [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, (Restated)	312,377	312,377	312,377
Additions
Reclassification
Depreciation expense
Balance at the end of the year	312,377	312,377	312,377
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, (Restated)	4,335,517	4,472,783	4,843,125
Additions
Reclassification			(233,076)
Depreciation expense	(102,950)	(137,266)	(137,266)
Balance at the end of the year	4,232,567	4,335,517	4,472,783
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, (Restated)	9,917,863	5,743,013	2,719,144
Additions	1,307,077	4,432,465	3,109,422
Reclassification	(1,403)	(8,094)	228,086
Depreciation expense	(148,519)	(249,521)	(313,639)
Balance at the end of the year	11,075,018	9,917,863	5,743,013
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, (Restated)	38,782		8,431
Additions		38,291
Reclassification		9,840	5,359
Depreciation expense	(10,237)	(9,349)	(13,790)
Balance at the end of the year	28,545	38,782
Office equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, (Restated)	12,974	14,419	19,371
Additions	671	6,679	6,569
Reclassification	1,403	(1,746)	(369)
Depreciation expense	(1,814)	(6,378)	(11,152)
Balance at the end of the year	$ 13,234	$ 12,974	$ 14,419